Deposits - Scheduled Maturities of Other Time Deposits (Detail) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Banking and Thrift [Abstract]
2016	$ 201,329
2017	60,281
2018	36,975
2019	6,441
2020	9,638
Other time deposits	$ 314,664	$ 331,915